Debt (Details) - Part-14 - Dragon Dynamic Catalyic Bridge SAP And Taget Capital One LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Line Items]
Loan amount			$ 2,500,000
Short Term Secured Convertible Debt One [Member]
Debt [Line Items]
Loan amount			$ 2,500,000
Original issue discount rate			12.00%
Maturity date	Jan. 24, 2023
Original issue discount amount	$ 300,000
Conversion price rate	40.00%
Net proceeds			$ 1,100,000
Issuance costs			70,500
Debt issuance costs gross two			$ 54,000
Aggregate issuance cost		$ 123,727
IPO [Member] | Short Term Secured Convertible Debt One [Member]
Debt [Line Items]
IPO discount rate			35.00%